Non-controlling Interests - Changes in Ownership (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Transfers (to) from non-controlling interests:
Total transfers to non-controlling interests		$ (170,173)
Additional Paid-in Capital
Transfers (to) from non-controlling interests:
Decrease in additional paid-in capital as a result of the Organizational Transactions	$ (174,144)	(174,144)
Increase in additional paid-in capital as a result of exchanges of LLC Units	(3,631)	3,600
Increase in additional paid-in capital as a result of adjustments to the non-controlling interests	(340)	(300)
Non-controlling Interests
Transfers (to) from non-controlling interests:
Decrease in additional paid-in capital as a result of the Organizational Transactions	259,254
Increase in additional paid-in capital as a result of exchanges of LLC Units	3,631	3,631
Increase in additional paid-in capital as a result of adjustments to the non-controlling interests	$ 340	$ 340